Offerings - Offering: 1	Apr. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	65,890,073
Proposed Maximum Offering Price per Unit	110.62
Maximum Aggregate Offering Price	$ 7,288,759,875.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,115,909.14
Offering Note	(1) Note 1(a) The number of shares of Class A common stock, par value $0.00001 per share, of Rocket Companies, Inc. ("Rocket" and, such shares, the "Rocket Class A common stock") being registered is based upon (i) the exchange ratio of 11 shares of Rocket Class A common stock for each share of common stock, par value $0.01 per share, of Mr. Cooper Group Inc. ("Mr. Cooper" and, such shares, the "Mr. Cooper common stock") multiplied by (ii) an estimate of the maximum number of shares of Mr. Cooper common stock issued and outstanding or issuable or expected to be exchanged (including in respect of Mr. Cooper's equity awards) in connection with the merger of Mr. Cooper with and into a wholly owned subsidiary of Rocket (the "Merger"), as of April 23, 2025, which collectively equals 65,890,073. Note 1(b) The aggregate offering price is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder the Nasdaq Stock Market. The aggregate offering price is calculated using (i) the average of the high and low prices of Mr. Cooper common stock as reported on April 22, 2025 ($110.62) multiplied by (ii) the estimated maximum number of shares of Mr. Cooper common stock issued and outstanding or issuable or expected to be exchanged (including in respect of Mr. Cooper's equity awards) in the Merger (65,890,073). Note 1(c) The registration fee is calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001531.